RELATED PARTY - Key management compensation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY DISCLOSURES
Executive wages, salaries and benefits	$ 6,056,337	$ 6,454,846	$ 6,255,806
Director allowances	1,495,123	1,513,100	1,492,088
Accrued benefit in the past five years and paid during the fiscal year	242,907	334,477	314,288
Contract termination benefit	51,534		79,027
Total	$ 7,845,901	$ 8,302,423	$ 8,141,209